Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (2,049,897)	$ (1,181,875)	$ (479,017)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense	55,719	115,445	140,806
Warranty provisions	34,710	66,158	91,245
Impairment of inventory	89,744	146,550	14,830
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets	622,092	339,568	0
Finance income	(23,879)	(69,565)	(8,552)
Finance expense	393,785	213,242	108,402
Fair value change - Earn-out rights	(126,624)	(443,168)	(902,068)
Fair value change - Class C Shares	(2,500)	(22,000)	(35,090)
Listing expense	0	0	372,318
Income tax benefit (expense)	(9,166)	(9,452)	29,756
Share of losses in associates	4,970	43,304	0
Gain on sale of asset grouping	0	(16,334)	0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	5,606	10,892	11,036
Litigation provisions, net of insurance	(2,345)	25,676	0
Other provisions	13,426	19,890	23,367
Unrealized exchange (loss) gain on trade payables and receivables	9,783	26,787	(26,672)
Other non-cash expense and income	20,339	(8,945)	13,451
Change in operating assets and liabilities:
Inventories	(255,370)	(358,392)	(186,393)
Contract liabilities	(32,286)	77,424	23,663
Trade receivables, prepaid expenses, and other assets	85,022	(156,860)	(214,164)
Trade payables, accrued expenses, and other liabilities	464,887	(488,842)	21,268
Restricted deposits	(9,412)	0	0
Interest received	21,120	32,280	8,552
Interest paid	(292,770)	(220,147)	(68,130)
Taxes paid	(8,163)	(35,477)	(19,559)
Cash used for operating activities	(991,209)	(1,893,841)	(1,080,951)
Cash flows from investing activities
Additions to property, plant, and equipment	(147,894)	(137,400)	(32,269)
Additions to intangible assets	(209,101)	(435,584)	(674,275)
Additions to other investments	0	0	(2,500)
Additions to investment in associates	(34,300)	0	0
Additions to other non-current assets	(21,300)	0	0
Proceeds from sale of property, plant, and equipment	33	1,779	0
Proceeds from sale of asset grouping	0	153,586	0
Cash used for investing activities	(412,562)	(417,619)	(709,044)
Cash flows from financing activities
Change in restricted deposits	0	(1,906)	0
Proceeds from short-term borrowings	3,411,263	3,273,888	2,150,955
Proceeds from long-term borrowings	938,474	1,381,738	0
Proceeds from related party capital contribution	0	25,565	0
Proceeds from issuance of share capital and other contributed capital	0	0	1,417,973
Repayments of borrowings	(2,889,899)	(2,553,008)	(1,436,416)
Repayments of lease liabilities	(35,646)	(21,916)	(19,448)
Transaction costs	0	0	(38,903)
Cash provided by financing activities	1,424,192	2,104,361	2,074,161
Effect of foreign exchange rate changes on cash and cash equivalents	(49,448)	1,486	(66,966)
Net (decrease) increase in cash and cash equivalents	(29,027)	(205,613)	217,200
Cash and cash equivalents at the beginning of the period	768,264	973,877	756,677
Cash and cash equivalents at the end of the period	$ 739,237	$ 768,264	$ 973,877